Parent Company Only Financial Information – Atotech Limited.- Summary of Separate Statements of Profit or Loss (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Selling, general and administrative expenses	[1]	$ (289.5)	$ (270.2)	$ (277.1)
Operating profit (loss)	[1]	243.8	(101.2)	187.8
Interest expense	[1]	(107.2)	(144.5)	(148.9)
Other income (expense), net	[1]	(52.4)	20.6	23.5
Income (loss) before income taxes	[1]	84.1	(225.1)	62.4
Income tax expense	[1]	76.6	64.3	54.8
Consolidated net income (loss)	[1]	7.5	(289.4)	$ 7.6
Separate [member]
Statement [Line Items]
Selling, general and administrative expenses		(18.7)	(7.4)
Operating profit (loss)		(18.7)	(7.4)
Interest expense		(0.2)	0.0
Other income (expense), net		0.0	0.0
Income (loss) before income taxes		(19.0)	(7.4)
Income tax expense		0.0	0.0
Consolidated net income (loss)		$ (19.0)	$ (7.4)

[1]	The notes are an integral part of these consolidated financial statements.